Share Capital (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards
The following table summarizes stock option awards during the years ended April 30, 2022 and 2021, including the fair value determined using the
Black-Scholes option pricing model:

					Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $		Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk- free rate	Expected life	Fair value
August 13, 2020 (1)	50,000	7.50		Consultant	6.85	0%	100%	0.33%	3.0 years	$0.2 million
September 1, 2020 (2)	270,000	8.50		Officers and employee	8.15	0%	100%	0.31%	5.0 years	$1.6 million
January 6, 2021 (1)	25,000	20.30		Directors	20.30	0%	71%	0.34%	5.0 years	$0.3 million
January 6, 2021 (2)	238,000	20.30		Employees	20.30	0%	71%	0.34%	5.0 years	$2.8 million
May 9, 2021 (3)	10,000	7.72	(7)	Strategic board members	9.42	0%	78%	0.70%	5.0 years	$0.06 million
June 13, 2021 (4)	43,750	7.14	(7)	Consultant	8.63	0%	78%	0.71%	3.0 years	$0.2 million
August 7, 2021 (2)	45,000	9.19		Employee	9.19	0%	79%	0.80%	5.0 years	$0.3 million
January 2, 2022 (1)	28,250	6.89		Directors	6.89	0%	77%	1.18%	4.0 years	$0.1 million
January 7, 2022 (2)	225,000	7.94		Officers and employees	7.94	0%	77%	1.42%	5.0 years	$1.1 million
January 7, 2022 (2)	113,000	7.94		Employees	7.94	0%	77%	1.42%	4.7 years	$0.5 million
January 13, 2022 (5)	15,000	8.30		Officer	8.30	0%	77%	1.43%	1.0 years	$0.04 million
January 13, 2022 (2)	24,000	8.30		Employees	8.30	0%	77%	1.43%	4.7 years	$0.1 million
March 11, 2022 (6)	25,000	6.35		Consultant	4.67	0%	76%	1.77%	2.0 years	$0.03 million

(1)	Vesting conditions are as follows: one-quarter 3 months after grant date; one-quarter 6 months after grant date; one-quarter 9 months after grant date; and one-quarter 12 months after grant date.
(2)	Vesting conditions are as follows: one-third 6 months after grant date; one-third 12 months after grant date; and one-third 18 months after grant date.
(3)	Vesting conditions are as follows: one-third one year after grant date; one-third two years after grand date; and one-third three years after grant date.
(4)	The option vested immediately.
(5)	Vesting conditions are as follows: one-third 2 months after grant date; one-third 4 months after grant date; and one-third 6 months after grant date.
(6)	Vesting conditions are as follows: one-half 3 months after grant date; one-half 6 months after grant date.
(7)	Priced in US dollars.

Summary of Changes in Stock Option
The changes in the stock options for the year ended April 30, 2022 and 2021 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2020 (outstanding)	1,063,000	3.84	3.03
Granted	583,000	14.30	—
Exercised	(189,100)	3.62	—
Expired	(59,500)	5.55	—
Forfeited	(38,500)	20.30	—

Balance, April 30, 2021 (outstanding)	1,358,900	7.93	3.11
Granted	529,000	7.98	—
Exercised	(188,000)	3.26	—
Expired	(60,250)	10.75	—
Forfeited	(15,500)	20.30	—

Balance, April 30, 2022 (outstanding)	1,624,150	8.29	2.88
Unvested	(529,854)	9.63	4.35

Exercisable, April 30, 2022	1,094,296	7.64	2.16

Summary of Options Outstanding
Details of the options outstanding as at April 30, 2022 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 18, 2022	5.05	0.39	131,900	—	131,900
January 3, 2023	3.25	0.68	30,000	—	30,000
February 7, 2023	2.35	0.78	140,000	—	140,000
April 3, 2023	5.05	0.93	8,000	—	8,000
September 24, 2023	4.75	1.40	19,000	—	19,000
November 7, 2023	4.10	1.52	20,000	—	20,000
December 31, 2023	5.00	1.67	180,000	—	180,000
January 11, 2024	5.00	1.70	60,000	—	60,000
October 1, 2024	2.38	2.42	50,000	—	50,000
September 1, 2025	8.50	3.34	270,000	—	270,000
January 6, 2026	20.30	3.69	230,000	71,667	158,333
May 9, 2026 (1)	9.84	4.03	10,000	10,000	—
August 5, 2026	9.19	4.27	45,000	30,000	15,000
January 2, 2026	6.89	3.68	28,250	21,187	7,063
January 7, 2027	7.94	4.69	338,000	338,000	—
January 7, 2027	8.30	4.71	39,000	34,000	5,000
February 22, 2024	6.35	1.82	25,000	25,000	—

	8.29	2.88	1,624,150	529,854	1,094,296

(1)	US $7.72

Summary of Changes in Warrants
The changes in the warrants for the year ended April 30, 2022 and 2021 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2020	3,411,500	5.25	0.91
Exercised	(2,533,200)	5.88	—

Balance, April 30, 2021	878,300	3.50	0.90
Exercised	(878,300)	3.50	—

Balance, April 30, 2022	—	—	—

Summary of Changes in Finder's Warrants
The changes in the finder’s warrants for the year ended April 30, 2022 and 2021 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2020	81,994	3.50	1.90
Issued	130,111	20.65	—
Exercised	(35,217)	3.50	—

Balance, April 30, 2021	176,888	16.12	3.75
Exercised	(46,777)	3.50	—

Balance, April 30, 2022	130,111	21.59	3.77

(1)	US $16.81

Details of Finder's Warrants Outstanding
Details of the finder’s warrants outstanding as at April 30, 2022 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026 (1)	21.59	3.77	130,111

(1)	US $16.81